Share-based payment plans - Deferred share units (Details) - Deferred share units	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments
Number of units
Outstanding, beginning of year | EquityInstruments	62,099	79,867
Granted | EquityInstruments	18,042	8,756
Vested or redeemed | EquityInstruments	(681)	(26,524)
Outstanding, end of year | EquityInstruments	79,460	62,099
Weighted average exercise price
Outstanding, beginning of year | $	$ 44.93	$ 40.81
Issued | $	69.24	81.36
DSUs redeemed | $	81.42	44.56
Outstanding, end of year | $	$ 50.13	$ 44.93